UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

June 30, 2008
unaudited

Common stocks — 90.95%	Shares	Market value (000)

FINANCIALS — 15.20%
Banco Santander, SA1	105,640,105	$1,928,686
AXA SA1	40,208,514	1,185,841
Erste Bank der oesterreichischen Sparkassen AG1	12,078,211	747,595
Banco Bradesco SA, preferred nominative	29,333,842	606,723
Kookmin Bank[1]	9,253,410	542,359
Kookmin Bank[1,2]	330,000	19,342
UniCredit SpA[1]	83,583,840	509,527
ING Groep NV, depository receipts[1]	14,800,481	468,005
Banco Itaú Holding Financeira SA, preferred nominative	18,460,550	377,313
Sun Hung Kai Properties Ltd.[1]	27,803,000	376,413
BNP Paribas SA1	3,973,640	356,222
UBS AG1	16,098,252	333,880
Westfield Group[1]	21,063,466	328,119
Shinhan Financial Group Co., Ltd.[1]	7,206,240	325,215
National Bank of Greece SA1	7,061,600	318,269
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	300,775
QBE Insurance Group Ltd.[1]	14,067,997	298,707
Banco Bilbao Vizcaya Argentaria, SA1	15,266,200	290,978
HSBC Holdings PLC (Hong Kong)[1]	10,501,330	163,075
HSBC Holdings PLC (United Kingdom)[1]	6,344,188	97,851
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,180,630	246,094
Mitsubishi Estate Co., Ltd.[1]	10,375,000	237,289
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,840,000	233,551
Oversea-Chinese Banking Corp. Ltd.[1]	38,500,000	231,604
Industrial and Commercial Bank of China Ltd., Class H1	327,750,000	223,495
State Bank of India[1]	7,825,234	202,679
State Bank of India (GDR)[1]	376,560	20,177
AMP Ltd.[1]	34,424,518	220,380
ORIX Corp.[1]	1,442,000	208,741
Investor AB, Class B1	9,653,000	202,851
Banco do Brasil SA, ordinary nominative	12,030,500	197,240
Sampo Oyj, Class A1	7,688,722	193,367
Hypo Real Estate Holding AG1	6,791,264	190,405
Bank of China Ltd., Class H1	424,000,000	188,348
Royal Bank of Scotland Group PLC[1]	44,020,446	187,813
Housing Development Finance Corp. Ltd.[1]	3,629,346	166,161
Unibail-Rodamco, non-registered shares[1]	719,000	166,094
Société Générale[1]	1,895,000	163,237
ICAP PLC[1]	14,875,000	159,141
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	128,167
Fairfax Financial Holdings Ltd.	94,114	23,896
DBS Group Holdings Ltd[1]	10,875,000	151,110
Grupo Financiero Banorte, SAB de CV, Series O	31,800,000	149,506
Bank of Nova Scotia	3,200,000	146,675
Banco Comercial Português, SA1	66,640,800	143,576
TrygVesta A/S1	1,991,000	140,190
CapitaMall Trust, units[1]	63,533,000	139,904
Skandinaviska Enskilda Banken AB, Class A1	7,560,000	139,319
Mizuho Financial Group, Inc.[1]	30,000	139,165
HDFC Bank Ltd.[1]	5,921,258	139,000
Ayala Land, Inc.[1]	631,283,600	135,065
Barclays PLC[1]	23,100,000	133,778
Korea Exchange Bank[1]	9,550,930	130,824
Chuo Mitsui Trust Holdings, Inc.[1]	21,910,000	130,292
ICICI Bank Ltd.[1,3]	5,915,000	86,872
ICICI Bank Ltd. (ADR)	1,424,600	40,971
Mitsui Sumitomo Insurance Group Holdings, Inc.[1,3]	3,576,000	123,268
OTP Bank PLC[1,3]	2,941,170	122,761
Türkiye Is Bankasi AS, Class C1	36,050,000	118,295
Hana Financial Holdings[1]	3,000,000	115,220
Commerzbank U.S. Finance, Inc.[1]	3,634,000	107,438
Swire Pacific Ltd., Class A1	10,270,000	105,530
Lloyds TSB Group PLC[1]	17,032,000	104,416
Topdanmark A/S1,3	673,550	101,497
PartnerRe Holdings Ltd.	1,395,000	96,436
PT Bank Mandiri (Persero) Tbk[1]	330,055,000	93,303
Macquarie Group Ltd.[1]	1,996,000	92,716
DnB NOR ASA[1]	7,300,000	92,698
Swedbank AB1	4,250,000	81,676
Unione di Banche Italiane Scpa[1]	3,365,000	78,705
Allianz SE1	401,000	70,503
Daito Trust Construction Co., Ltd.[1]	1,315,000	63,803
Brookfield Asset Management Inc., Class A	1,823,625	59,283
China Construction Bank Corp., Class H1	70,250,000	56,452
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	53,082
China Life Insurance Co. Ltd., Class H1	14,585,000	50,842
Credit Suisse Group AG1	1,000,000	45,519
Urban Corp.[1]	10,000,000	29,259
Daiwa House Industry Co., Ltd.[1]	2,960,300	27,694
Ayala Corp.[1]	4,058,412	23,419
		17,225,687

MATERIALS — 10.75%
Bayer AG, non-registered shares[1]	36,358,483	3,055,725
ArcelorMittal[1]	8,747,500	864,020
Linde AG1	5,896,900	827,228
POSCO[1]	1,527,000	794,008
Impala Platinum Holdings Ltd.[1]	11,062,888	437,234
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	286,560
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	5,000,000	149,200
Barrick Gold Corp.	9,149,453	416,300
BHP Billiton PLC[1]	10,022,400	385,079
JSC Uralkali (GDR)[1]	5,265,000	382,022
Teck Cominco Ltd., Class B	7,806,000	376,960
BASF SE1	5,290,000	364,530
K+S AG1	600,000	344,444
Syngenta AG1	879,600	285,566
Nitto Denko Corp.[1]	7,078,000	271,637
CRH PLC[1]	8,916,080	259,655
First Quantum Minerals Ltd.	3,407,529	235,435
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	9,376,640	231,603
Aracruz Celulose SA, Class B, preferred nominative (ADR)	2,943,472	216,021
JSR Corp.[1]	8,645,500	171,754
Yamana Gold Inc.	10,208,000	170,033
Shin-Etsu Chemical Co., Ltd.[1]	2,731,500	168,852
Rio Tinto PLC[1]	1,300,000	159,443
Akzo Nobel NV1	2,165,000	148,310
Formosa Plastics Corp.[1]	60,895,000	146,774
BlueScope Steel Ltd.[1]	12,992,798	141,012
Rio Tinto Ltd.[1]	990,000	129,037
Grupo México, SAB de CV	53,702,400	121,838
Mondi PLC[1,4]	19,197,500	112,641
Titan Cement Co. SA1	2,283,000	90,186
Holcim Ltd.[1]	1,028,571	83,431
Norsk Hydro ASA[1]	4,536,599	66,152
UPM-Kymmene Oyj[1]	3,340,000	54,330
Stora Enso Oyj, Class R1	5,394,843	50,254
Sumitomo Chemical Co., Ltd.[1]	6,665,000	41,978
Sterlite Industries (India) Ltd. (ADS)[3]	2,167,019	34,456
Harmony Gold Mining Co. Ltd.[1,3]	2,598,010	31,768
Koninklijke DSM NV1	515,979	30,189
Givaudan SA1	28,500	25,464
Rhodia SA1	945,833	17,294
Mondi Ltd.[1]	121,000	741
		12,179,164

ENERGY — 9.93%
OAO Gazprom (ADR)[1]	40,022,000	2,316,736
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	23,366,340	1,655,038
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	715,860	41,484
Royal Dutch Shell PLC, Class B1	15,457,435	621,450
Royal Dutch Shell PLC, Class A1	5,000,000	205,865
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	127,061
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	81,710
Canadian Natural Resources, Ltd.	8,461,300	837,986
TOTAL SA1	9,798,984	835,875
OAO LUKOIL (ADR)[1]	7,745,000	761,824
Saipem SpA, Class S1	12,666,566	593,703
Eni SpA[1]	14,970,500	557,799
OGX Petróleo e Gás Participações SA, ordinary nominative[3]	568,210	452,431
China National Offshore Oil Corp.[1]	215,288,100	373,429
SK Energy Co., Ltd.[1]	3,040,225	337,797
StatoilHydro ASA[1]	6,478,320	242,271
Reliance Industries Ltd.[1]	4,622,000	225,640
Sasol Ltd.[1]	3,518,000	208,133
Oil & Natural Gas Corp. Ltd.[1]	9,687,000	184,299
Suncor Energy Inc.	3,010,000	175,007
Nexen Inc.	4,016,486	160,391
Petro-Canada	2,300,000	129,005
PetroChina Co. Ltd., Class H1	46,600,000	60,077
Oil and Gas Development Co. Ltd.[1]	33,000,000	58,627
		11,243,638

TELECOMMUNICATION SERVICES — 9.30%
América Móvil, SAB de CV, Series L (ADR)	30,619,700	1,615,189
América Móvil, SAB de CV, Series L	8,940,000	23,630
Vodafone Group PLC[1]	437,824,931	1,290,473
Koninklijke KPN NV1	62,026,900	1,061,003
MTN Group Ltd.[1]	58,609,000	930,330
Singapore Telecommunications Ltd.[1]	206,403,075	550,937
KDDI Corp.[1]	83,350	516,923
Telenor ASA[1]	24,585,830	461,549
Bharti Airtel Ltd.[1,3]	21,832,491	366,860
Telefónica, SA1	13,012,000	344,101
Chunghwa Telecom Co., Ltd. (ADR)	10,937,623	277,487
Chunghwa Telecom Co., Ltd.[1]	8,659,800	22,376
Teléfonos de México, SAB de CV, Class L (ADR)	11,279,247	267,092
France Télécom SA1	8,716,000	256,013
Telekomunikacja Polska SA1	23,770,627	231,589
TIM Participações SA, preferred nominative (ADR)	8,060,917	229,172
Orascom Telecom Holding SAE (GDR)[1]	3,519,539	224,851
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	246,563,200	195,654
Telekom Austria AG, non-registered shares[1]	8,421,203	182,343
Telmex Internacional, SAB de CV, Class L (ADR)[3]	11,201,500	180,344
Portugal Telecom, SGPS, SA1	15,795,000	178,133
Philippine Long Distance Telephone Co.[1]	2,976,260	158,862
Telstra Corp. Ltd.[1]	38,830,000	157,681
China Mobile Ltd.[1]	11,700,000	156,580
China Unicom Ltd.[1]	83,480,000	154,698
Iliad SA1	1,497,000	145,160
SOFTBANK CORP.[1]	7,365,000	124,153
Joint-Stock Financial Corp. Sistema (GDR)[1]	3,472,000	104,276
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	86,951
Deutsche Telekom AG1	2,622,500	42,904
		10,537,314

CONSUMER DISCRETIONARY — 8.86%
Industria de Diseno Textil, SA1	24,531,270	1,128,338
Honda Motor Co., Ltd.[1]	29,766,250	1,014,515
Continental AG1,4	8,292,490	850,067
Toyota Motor Corp.[1]	13,772,200	648,945
Daimler AG1	9,219,000	569,410
Daimler AG (New York registered)	250,000	15,418
Renault SA1	6,715,377	549,745
British Sky Broadcasting Group PLC[1]	45,477,805	427,187
Cie. Générale des Établissements Michelin, Class B1	5,426,596	387,323
Vivendi SA1	10,023,448	379,689
Esprit Holdings Ltd.[1]	35,432,700	368,809
adidas AG1	5,062,000	318,907
OPAP (Greek Organization of Football Prognostics) SA1	8,701,490	302,960
Marks and Spencer Group PLC[1]	43,225,900	282,382
GOME Electrical Appliances Holding Ltd.[1]	583,800,000	276,121
Hyundai Motor Co.[1]	3,698,448	249,789
Nikon Corp.[1]	8,220,000	239,326
Fiat SpA[1]	12,900,000	210,768
Yamada Denki Co., Ltd.[1]	2,785,000	198,334
Mediaset SpA[1]	27,444,198	180,530
Carphone Warehouse Group PLC[1]	45,690,000	179,465
Cie. Financière Richemont SA, Class A, units[1]	3,225,000	178,669
Hyundai Mobis Co., Ltd.[1]	1,822,599	147,324
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	94,480
Suzuki Motor Corp.[1]	3,946,333	93,276
H & M Hennes & Mauritz AB, Class B1	1,675,000	90,521
JCDecaux SA1	3,528,700	89,906
Lotte Shopping Co.[1]	282,000	83,897
Carnival PLC[1]	2,500,000	79,446
Techtronic Industries Co. Ltd.[1,4]	86,710,000	72,854
Kingfisher PLC[1]	31,334,650	69,942
GEOX SpA[1]	6,352,000	64,232
News Corp., Class A	4,152,946	62,460
Swatch Group Ltd, non-registered shares[1]	178,070	44,265
Swatch Group Ltd[1]	126,956	5,922
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	4,370,242	43,788
DSG International PLC[1]	25,345,000	22,310
Li & Fung Ltd.[1]	5,650,000	16,991
SEGA SAMMY HOLDINGS INC.[1]	175,400	1,536
		10,039,847

HEALTH CARE — 8.78%
Roche Holding AG1	18,232,550	3,282,106
Novo Nordisk A/S, Class B1	30,928,470	2,039,458
Novartis AG1	25,706,320	1,414,144
Teva Pharmaceutical Industries Ltd. (ADR)	12,727,100	582,901
Elan Corp., PLC (ADR)[3]	14,153,600	503,160
UCB SA1,4	11,908,290	438,245
Merck KGaA[1]	2,913,558	413,960
Essilor[1]	4,192,000	255,921
Nobel Biocare Holding AG1	6,063,306	197,678
Daiichi Sankyo Co., Ltd.[1]	6,934,900	191,018
Richter Gedeon NYRT[1]	849,000	183,451
Lonza Group Ltd.[1]	1,052,922	145,814
AstraZeneca PLC (Sweden)[1]	2,900,000	122,840
Smith & Nephew PLC[1]	10,010,100	109,976
Straumann Holding AG1	164,000	39,221
Chugai Pharmaceutical Co., Ltd.[1]	1,607,900	25,805
		9,945,698

INDUSTRIALS — 7.51%
Schneider Electric SA1	9,221,907	994,583
Siemens AG1	8,448,873	936,150
Vallourec SA1	2,566,470	897,101
Sandvik AB1	47,299,000	647,036
Ryanair Holdings PLC (ADR)[3,4]	19,373,900	555,450
FANUC LTD[1]	5,147,500	502,435
ABB Ltd[1,3]	16,780,000	475,092
ALSTOM SA1	1,674,000	384,038
Mitsubishi Corp.[1]	10,740,000	354,006
Qantas Airways Ltd.[1]	79,104,231	230,383
Gamesa Corporación Technologica, SA1	4,295,600	210,966
SMC Corp.[1]	1,804,500	198,435
European Aeronautic Defence and Space Co. EADS NV1	8,540,000	160,381
KONE Oyj, Class B1	4,438,000	155,138
Scania AB, Class B1	10,772,700	147,606
Scania AB, Class A1	449,780	6,590
Capita Group PLC[1]	9,837,005	134,551
Deutsche Post AG1	4,995,500	130,399
Tata Motors Ltd.[1]	12,957,469	128,817
Geberit AG1	858,501	126,139
AB Volvo, Class B1	10,046,200	122,708
Atlas Copco AB, Class A1	8,274,600	121,790
Fraport AG1	1,415,429	95,970
Wolseley PLC[1]	12,120,523	90,145
Toll Holdings Ltd.[1]	15,418,149	89,211
Hays PLC[1]	45,304,194	81,190
Suzlon Energy Ltd.[1,3]	15,904,593	80,028
Finmeccanica SpA[1]	3,023,000	79,006
Nippon Express Co., Ltd.[1]	16,077,000	77,048
Wienerberger AG1	1,777,632	74,558
MAN AG1	525,000	58,200
Metso Oyj[1]	1,250,000	56,587
Cintra, Concesiones de Infraestructuras de Transporte, SA1	5,032,251	56,109
Asciano Ltd., units[1]	12,418,149	41,408
SK Holdings Co. Ltd.[1]	65,300	8,035
		8,507,289

INFORMATION TECHNOLOGY — 7.45%
SAP AG1	17,640,000	922,665
SAP AG (ADR)	4,537,500	236,449
Taiwan Semiconductor Manufacturing Co. Ltd.[1,3]	364,005,024	778,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,164,716	110,897
Samsung Electronics Co., Ltd.[1]	1,395,600	834,733
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	20,922
Nokia Corp.[1]	19,611,000	480,684
Nokia Corp. (ADR)	7,468,900	182,988
High Tech Computer Corp.[1,4]	29,557,000	661,264
Hon Hai Precision Industry Co., Ltd.[1]	129,406,045	636,480
Canon, Inc.[1]	10,595,200	544,058
HOYA Corp.[1]	21,136,800	490,683
Hynix Semiconductor Inc.[1,3]	15,903,820	377,453
Murata Manufacturing Co., Ltd.[1]	6,374,600	302,895
Hirose Electric Co., Ltd.[1,4]	2,547,000	255,705
Acer Inc.[1]	98,095,263	191,608
Quanta Computer Inc.[1]	120,425,083	185,293
Toshiba Corp.[1]	22,694,000	167,143
STMicroelectronics NV1	15,000,000	154,848
Rohm Co., Ltd.[1]	2,236,000	128,527
Redecard SA, ordinary nominative	6,510,000	126,486
Konica Minolta Holdings, Inc.[1]	7,201,500	122,122
Nippon Electric Glass Co., Ltd.[1]	6,750,000	117,207
Ibiden Co., Ltd.[1]	2,585,000	93,686
ASML Holding NV1	3,440,222	83,838
ASML Holding NV (New York registered)	189,333	4,620
AU Optronics Corp.[1]	44,128,774	69,251
Delta Electronics, Inc.[1]	19,877,550	55,506
Tencent Holdings Ltd.[1]	5,340,400	41,003
Chartered Semiconductor Manufacturing Ltd[1,3]	60,000,000	34,294
Nortel Networks Corp.[3]	3,730,000	30,661
		8,442,505

CONSUMER STAPLES — 6.86%
Nestlé SA1	28,997,000	1,311,236
Tesco PLC[1]	103,953,061	763,613
Groupe Danone SA1	10,816,664	757,377
L’Oréal SA1	6,419,259	697,697
Diageo PLC[1]	28,346,500	520,805
Shoppers Drug Mart Corp.	8,600,000	472,062
Koninklijke Ahold NV1	35,017,705	469,372
SABMiller PLC[1]	17,051,900	390,579
Pernod Ricard Co.[1]	2,941,500	301,872
Wal-Mart de México, SAB de CV, Series V	64,835,718	257,089
Unilever NV, depository receipts[1]	8,685,000	246,444
ITC Ltd.[1]	52,270,000	229,004
METRO AG1	3,060,000	195,105
Woolworths Ltd.[1]	7,361,881	172,293
IOI Corp. Bhd.[1]	69,358,500	158,533
Shinsegae Co., Ltd.[1]	288,823	155,222
Heineken NV1	2,990,000	152,068
Imperial Tobacco Group PLC[1]	3,292,500	122,583
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	81,459
Parmalat Spa[1]	29,385,905	76,647
Unilever PLC[1]	2,526,750	71,909
InBev[1]	963,500	66,638
Fomento Económico Mexicano, SAB de CV (ADR)	1,128,000	51,335
Foster’s Group Ltd.[1]	10,000,000	48,534
		7,769,476

UTILITIES — 3.84%
SUEZ SA1	14,148,200	961,463
E.ON AG1	4,636,000	934,149
British Energy Group plc[1]	39,150,000	553,642
Public Power Corp. SA1,4	11,646,727	405,251
RWE AG1	3,115,000	393,193
Electricité de France SA1	3,718,000	352,723
Veolia Environnement[1]	5,302,337	295,599
China Resources Power Holdings Co. Ltd.[1]	105,790,000	255,609
Hong Kong and China Gas Co. Ltd.[1]	80,616,250	193,361
		4,344,990

MISCELLANEOUS — 2.47%
Other common stocks in initial period of acquisition		2,800,445

Total common stocks (cost: $82,820,543,000)		103,036,053

Preferred stocks — 0.04%

FINANCIALS — 0.04%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,5]	65,795,000	46,468

Total preferred stocks (cost: $46,354,000)		46,468

		Market value
Rights — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		$937

Total rights (cost: $0)		937

	Principal amount
Bonds & notes — 0.07%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.05%
United Mexican States Government, Series BI, 0% 2009[1]	MXN56,209	51,833

FINANCIALS — 0.02%
Woori Bank 6.208% 2067[1,2,5]	$21,180	16,785
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[2]	6,900	7,075
Shinhan Bank 6.819% 2036[5]	600	513
		24,373

Total bonds & notes (cost: $75,037,000)		76,206

Short-term securities — 8.82%

Federal Home Loan Bank 1.733%–2.52% due 7/1/2008–3/10/2009	$2,259,686	$2,246,949
Freddie Mac 2.00%–2.42% due 7/2–12/15/2008	1,588,310	1,581,992
Fannie Mae 1.70%–2.37% due 8/18–11/14/2008	838,315	833,893
U.S. Treasury Bills 1.42%–1.855% due 9/18–11/6/2008	728,100	724,688
BASF AG 2.15%–2.30% due 7/7–9/16/2008[2]	293,885	293,156
American Honda Finance Corp. 2.05%–2.12% due 7/9–8/4/2008	259,012	258,551
Nestle Capital Corp. 2.64% due 8/4/2008[2]	125,000	124,738
Nestle Finance International Ltd. 2.15%–2.20% due 7/16–7/23/2008	130,490	130,352
Enterprise Funding Corp. 2.63%–2.70% due 7/14–7/23/2008[2]	100,000	99,856
Ranger Funding Co. LLC 2.48%–2.77% due 7/25–9/16/2008[2]	100,000	99,614
Bank of America Corp. 2.66% due 7/30/2008	50,000	49,892
Dankse Corp. 2.68%–2.73% due 8/4–9/25/2008[2]	244,100	242,619
ING (U.S.) Funding LLC 2.485%–2.60% due 8/5–9/4/2008	200,000	199,254
Eksportfinans ASA 2.25%–2.40% due 7/8–8/14/2008[2]	193,475	193,084
Toyota Motor Credit Corp. 2.25%–2.45% due 8/26–9/4/2008	178,600	177,861
Société Générale North America, Inc. 2.50%–2.76% due 7/28–9/8/2008	123,700	123,236
Barton Capital LLC 2.55% due 7/11/2008[2]	36,100	36,054
Electricité de France 2.27% due 7/31–8/11/2008[2]	158,475	158,037
Calyon North America Inc. 2.52%–2.55% due 7/8–8/8/2008	150,000	149,691
Siemens Capital Co. LLC 2.10% due 9/9–9/16/2008[2]	150,000	149,136
General Electric Capital Corp. 2.05% due 12/12/2008	100,000	98,749
Edison Asset Securitization LLC 2.51% due 9/9/2008[2]	32,550	32,357
AstraZeneca PLC 2.69%–2.93% due 7/11–12/1/2008[2]	126,600	125,582
Stadshypotek Delaware Inc. 2.61%–2.75% due 8/12–9/29/2008[2]	104,800	104,277
Westpac Banking Corp. 2.65% due 7/1/2008[2]	100,000	99,993
Toronto-Dominion Holdings USA Inc. 2.685% due 7/17/2008[2]	100,000	99,881
Coca-Cola Co. 2.06% due 7/18/2008[2]	100,000	99,872
AT&T Inc. 2.10% due 7/21/2008[2]	100,000	99,852
JPMorgan Chase & Co. 2.25% due 8/6/2008	100,000	99,732
KFW 2.09% due 8/7/2008[2]	100,000	99,728
Rabobank USA Financial Corp. 2.505% due 8/13/2008	100,000	99,673
Johnson & Johnson 1.95% due 7/7/2008[2]	98,000	97,949
Liberty Street Funding Corp. 2.52%–2.85% due 7/1–7/10/2008[2]	84,500	84,473
Federal Farm Credit Banks 2.40%–3.75% due 7/1–8/28/2008	75,500	75,412
CBA (Delaware) Finance Inc. 2.34% due 7/7/2008	74,800	74,766
Dexia Delaware LLC 2.63% due 9/3/2008	75,000	74,637
Pfizer Inc. 2.55% due 9/5/2008[2]	68,400	68,058
GlaxoSmithKline Finance PLC 2.25% due 7/14/2008[2]	65,200	65,133
BNP Paribas Finance Inc. 2.642% due 8/12/2008	53,400	53,229
State Street Corp. 2.43% due 7/18/2008	50,000	49,937
UBS Finance (Delaware) LLC 2.91% due 8/1/2008	50,000	49,886
Variable Funding Capital Corp. 2.50% due 8/4/2008[2]	50,000	49,860
Royal Bank of Scotland PLC 2.58% due 8/13/2008	50,000	49,836
HSBC USA Inc. 2.70% due 9/22/2008	50,000	49,671
Old Line Funding, LLC 2.56% due 8/4/2008[2]	42,700	42,594
National Australia Funding (Delaware) Inc. 2.68% due 7/30/2008[2]	40,995	40,908
Amsterdam Funding Corp. 2.60% due 7/15/2008[2]	40,000	39,957
Novartis Finance Corp. 2.06% due 7/29/2008[2]	35,000	34,929
Canadian Imperial Holdings Inc. 2.74% due 7/9/2008	25,200	25,184
Shell International Finance BV 2.35% due 9/26/2008[2]	25,000	24,828
Wells Fargo Bank, N.A. 2.40% due 8/26/2008	15,500	15,438

Total short-term securities (cost: $10,000,996,000)		9,999,034

Total investment securities (cost: $92,942,930,000)		113,158,698
Other assets less liabilities		133,855

Net assets		$113,292,553

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
 was $89,040,810,000, which represented 78.59% of the net assets of the fund.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,796,195,000, which represented 2.47% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information
5Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
MXN = Mexican pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Market value of affiliates at 6/30/08 (000)

Continental AG	8,280,790	11,700	—	8,292,490	$21,978	$850,067
High Tech Computer	25,558,000	6,827,000	2,828,000	29,557,000	—	661,264
Ryanair Holdings PLC (ADR)	19,373,900	—	—	19,373,900	—	555,450
UCB SA	11,908,290	—	—	11,908,290	14,538	438,245
Public Power Corp. SA	11,646,727	—	—	11,646,727	1,815	405,251
Hirose Electric Co., Ltd.	2,547,000	—	—	2,547,000	—	255,705
Mondi PLC	19,197,500	—	—	19,197,500	4,821	112,641
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	167	72,854
Acer Inc.*	136,488,101	—	38,392,838	98,095,263	—	—
Chuo Mitsui Trust Holdings, Inc.*	64,238,000	—	42,328,000	21,910,000	—	—
ProSiebenSAT.1 Media AG,
nonvoting preferred*	7,110,000	—	2,739,758	4,370,242	11,675	—
					$54,994	$3,351,477
*Unaffiliated issuer at 6/30/2008

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on April 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2008 (dollars in thousands):

	Investment Securities		Forward currency contracts

Level 1 — Quoted prices	$14,064,799
Level 2 — Other significant observable inputs	99,093,899	*	$(5,553	)†
Level 3 — Significant unobservable inputs	—
Total	$113,158,698

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.
†Net unrealized depreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,119,213
Gross unrealized depreciation on investment securities	(5,187,485)
Net unrealized appreciation on investment securities	19,931,728
Cost of investment securities for federal income tax purposes	93,226,970

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-0808O-S15867

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2008

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: August 28, 2008